CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Other expense:
General and administrative expenses paid by Parent	$ 659	$ 82,675				$ 119,944
Total operating expenses		137,942,000				137,942,000
Loss from operations	(659)	(82,675)				(119,944)
Nonoperating Income (Expense)
Net Loss	$ (659)	$ (138,024,675)	$ (37,269)			$ (138,061,944)
Basic and diluted net loss per share of common stock (in dollars per share)	$ (6.59)	$ (1,380,246.75)				$ (1,380,619.44)
Basic and diluted net loss per share of common stock (in dollars per share)	$ (6.59)	$ (1,380,246.75)				$ (1,380,619.44)
Weighted average shares of common stock outstanding, Basic (in shares)	100	100				100
Weighted average shares of common stock outstanding, Diluted (in shares)	100	100				100
Forge Nano, Inc.
Net Sales
Revenue						$ 4,101,000	$ 3,322,000	$ 7,388,000	$ 8,299,000
Cost of Sales
Total Cost of Sales						7,199,000	4,486,000	11,245,000	7,967,000
Gross profit (loss)						(3,098,000)	(1,164,000)	(3,857,000)	332,000
Other expense:
General and administrative expenses paid by Parent						20,676,000	19,485,000	40,788,000	27,474,000
Total operating expenses						20,676,000	19,485,000	40,788,000	27,474,000
Loss from operations						(23,774,000)	(20,649,000)	(44,645,000)	(27,142,000)
Nonoperating Income (Expense)
Interest income						220,000	350,000	637,000	1,053,000
Grant income						1,819,000	3,418,000	7,062,000	2,306,000
Other income						70,000	8,000	865,000	263,000
Interest expense, change in fair value, and amortization of debt discount						(10,866,000)	(4,898,000)	(6,515,000)	(3,439,000)
Other expense						(19,000)	(151,000)	(578,000)	(25,000)
Total other income (expense)						(8,776,000)	(1,273,000)	1,471,000	158,000
Net Loss		$ (20,874,000)	$ (11,676,000)	$ (7,939,000)	$ (13,983,000)	$ (32,550,000)	$ (21,922,000)	$ (43,174,000)	$ (26,984,000)
Basic and diluted net loss per share of common stock (in dollars per share)						$ (19.42)	$ (14.21)	$ (27.94)	$ (17.7)
Basic and diluted net loss per share of common stock (in dollars per share)						$ (19.42)	$ (14.21)	$ (27.94)	$ (17.7)
Weighted average shares of common stock outstanding, Basic (in shares)						1,675,740	1,542,725	1,545,163	1,524,640
Weighted average shares of common stock outstanding, Diluted (in shares)						1,675,740	1,542,725	1,545,163	1,524,640
Forge Nano, Inc. | Tool manufacturing and related services
Net Sales
Revenue						$ 3,136,000	$ 2,163,000	$ 4,625,000	$ 6,852,000
Cost of Sales
Total Cost of Sales						4,394,000	2,444,000	6,239,000	5,441,000
Forge Nano, Inc. | Coating services
Net Sales
Revenue						614,000	771,000	1,429,000	1,332,000
Cost of Sales
Total Cost of Sales						2,666,000	1,881,000	3,921,000	2,486,000
Forge Nano, Inc. | Battery manufacturing
Net Sales
Revenue						351,000	388,000	1,334,000	115,000
Cost of Sales
Total Cost of Sales						$ 139,000	$ 161,000	$ 1,085,000	$ 40,000